Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Stockpile	$ 13,468	$ 9,368
Work in progress	14,552	9,100
Finished goods	71,906	54,583
Materials and supplies	41,756	39,413
Current Inventories	141,682	112,464
Noncurrent Materials and supplies	5,809	4,537
Total Inventories	$ 147,491	$ 117,001